Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2020
Condensed Financial Statement [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 16:-	SELECTED STATEMENTS OF OPERATIONS DATA

Financial income, net:

	Year ended December 31,
	2020	2019	2018
Financial income:

Interest on bank deposits and other	$2,238	$2,535	$406
Exchange rate differences, net	-	-	87
Realized gain on sale of marketable securities, net	503	271	-
Interest on marketable securities	2,870	1,975	2,107
Amortization of premium and accretion of discount on marketable securities, net	-	112	-

	5,611	4,893	2,600
Financial expenses:

Bank charges	(357)	(405)	(299)
Exchange rate differences, net	(1,361)	(1,175)	-
Realized loss on sale of marketable securities, net	-	-	(480)
Amortization of premium and accretion of discount on marketable securities, net	(395)	-	(388)

	(2,113)	(1,580)	(1,167)

Total financial income, net:	$3,498	$3,313	$1,433